Comprehensive Income - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Comprehensive Income (Loss) [Line Items]
Change in Defined benefit pension and postretirement plans, net of tax	$ 22,000,000	$ 936,000,000	$ 316,000,000
Change in Defined benefit pension and postretirement plans, tax portion		$ 600,000,000